Financial Instruments - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 510,607		$ 148,070	$ 83,614
Current liabilities	8,256		8,754
Cash and cash equivalents held in USD	$ 4,393
Foreign exchange rate	10	10
Foreign exchange gain (loss)	$ 73	$ 439	$ (270)
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	510,607
Current liabilities	$ 8,256